UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS
(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854
(Address of principal executive offices) (Zip code)

Managers Investment Group LLC
800 Connecticut Avenue, Norwalk, Connecticut 06854
(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: MARCH 31, 2005          (1stQuarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers Capital Appreciation Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2005

Security Description	Shares	Value
Common Stocks - 98.0%
Consumer Discretionary - 17.3%
Bed Bath & Beyond, Inc.*	26,500	$968,310
Brunswick Corp.	43,300[2]	2,028,605
Carnival Corp.	32,600[2]	1,689,006
Cheesecake Factory, Inc., The*	15,000[2]	531,750
Coach, Inc.*	8,500	481,355
D.R. Horton, Inc.	24,933	729,041
eBay, Inc.*	11,800	439,668
Home Depot, Inc.	14,500	554,480
International Game Technology	8,800	234,608
J.C. Penney Co., Inc., Holding Co.	30,000	1,557,600
Las Vegas Sands Corp.*	16,090[2]	724,050
News Corp., Inc., Class A	52,800[2]	893,376
Nike, Inc., Class B	10,500	874,755
Royal Caribbean Cruises, Ltd.	12,000[2]	536,280
Staples, Inc.	40,900	1,285,487
Viacom, Inc., Class B	24,400	849,852
Walt Disney Co., The	51,900	1,491,087
Yum! Brands, Inc.	20,000[2]	1,036,200
Total Consumer Discretionary		16,905,510

Consumer Staples - 6.5%
Brown-Forman Corp.	14,000	766,500
Bunge, Ltd.	10,000[2]	538,800
Hershey Foods Corp.	10,000	604,600
Kellogg Co.	12,000[2]	519,240
PepsiCo, Inc.	11,000	583,330
Procter & Gamble Co.	20,000	1,060,000
Walgreen Co.	15,000	666,300
Wal-Mart Stores, Inc.	15,000	751,650
Wm. Wrigley Jr. Co.	13,600	891,752
Total Consumer Staples		6,382,172

Energy - 7.7%
BJ Services Co.	24,900[2]	1,291,812
Devon Energy Corp.	5,000	238,750
EOG Resources, Inc.	5,000[2]	243,700
Exxon Mobil Corp.	12,000	715,200
Halliburton Co.	16,100	696,325
Newfield Exploration Co.*	7,000	519,820
Noble Corp.*	13,000	730,730
Patterson-UTI Energy, Inc.	15,000	375,300
Schlumberger, Ltd.	38,200	2,692,336
Total Energy		7,503,973

Financials - 8.1%
American Express Co.	20,200	1,037,674
American International Group, Inc.	18,600	1,030,626
Blackrock, Inc.	6,000	449,580
Chicago Mercantile Exchange Holdings, Inc.	3,000[2]	582,090
Citigroup, Inc.	21,500	966,210
Goldman Sachs Group, Inc.	11,500	1,264,885
Investors Financial Services Corp.	14,700[2]	718,977
Merrill Lynch & Co., Inc.	11,900	673,540
Wells Fargo & Co.	19,400	1,160,120
Total Financials		7,883,702

Health Care - 18.2%
Amgen, Inc.*	10,000	582,100
Beckman Coulter, Inc.	13,900	923,655
Caremark Rx, Inc.*	36,200	1,440,036
Fisher Scientific International, Inc.*	10,600[2]	603,352
Genentech, Inc.*	27,600[2]	1,562,436
Gilead Sciences, Inc.*	53,200	1,904,560
Johnson & Johnson Co.	12,000	805,920
Kinetic Concepts, Inc.*	11,000	656,150
Kyphon, Inc.*	25,000[2]	629,250
Medtronic, Inc.	30,000	1,528,500
Novartis AG	37,900	1,772,962
OSI Pharmaceuticals, Inc.*	5,000[2]	206,700
Stryker Corp.	26,000	1,159,860
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	44,500[2]	1,379,500
UnitedHealth Group, Inc.	10,000	953,800
Zimmer Holdings, Inc.*	21,700	1,688,477
Total Health Care		17,797,258

Industrials - 17.7%
3M Co.	18,500	1,585,265
Canadian Pacific Railway Ltd.	14,000	503,580
Caterpillar, Inc.	7,000	640,080
Cummins, Inc.	12,200[2]	858,270
Emerson Electric Co.	17,000	1,103,810
FedEx Corp.	15,100	1,418,645
General Electric Co.	82,500	2,974,950
Illinois Tool Works, Inc.	14,500[2]	1,298,185
Ingersoll-Rand Co., Class A	7,000	557,550
ITT Industries, Inc.	10,000	902,400
Jacobs Engineering Group, Inc.*	10,000[2]	519,200
PACCAR, Inc.	8,000[2]	579,120
Parker Hannifin Corp.	12,000	731,040
Robert Half International, Inc.	18,000	485,280
Southwest Airlines Co.	29,500[2]	420,080
Tyco International, Ltd.	18,500[2]	625,300
United Parcel Service, Inc., Class B	19,300	1,403,882
UTI Worldwide, Inc.	10,100[2]	701,445
Total Industrials		17,308,082

Information Technology - 19.8%
Applied Materials, Inc.*	26,900	437,125
Avaya, Inc.*	40,000	467,200
Cisco Systems, Inc.*	111,700	1,998,313
Computer Sciences Corp.*	30,000	1,375,500
Dell, Inc.*	68,100	2,616,402
Diebold, Inc.	20,000[2]	1,097,000
Electronic Arts, Inc.*	9,800	507,444
EMC Corp.*	87,000	1,071,840
Intel Corp.	61,700	1,433,291
International Business Machines Corp.	9,000	822,420
Linear Technology Corp.	8,000	306,480
Marvell Technology Group Ltd.*	22,000[2]	843,480
Microsoft Corp.	85,900	2,076,203
Nokia Corp., Sponsored ADR	20,000[2]	308,600
Oracle Corp.*	35,000	436,800
Qualcomm, Inc.	11,000	403,150
SAP Aktiengesellschaft Systems, Sponsored ADR	25,000[2]	1,002,000
Symantec Corp.*	7,300	155,709
Texas Instruments, Inc.	9,000	229,410
VeriSign, Inc.*	19,100	548,170
Yahoo!, Inc.*	34,300	1,162,770
Total Information Technology		19,299,307

Materials - 2.7%
Arch Coal, Inc.	12,000[2]	516,120
Huntsman Corp.*	10,0002	233,200
Peabody Energy Corp.	14,000	649,040
Praxair, Inc.	25,000[2]	1,196,500
Total Materials		2,594,860

Total Common Stocks
(cost $88,109,190)		95,674,864

Other Investment Companies - 16.5%[1]
Bank of New York Institutional Cash Reserves Fund, 2.87%,[3]	15,144,543	15,144,543
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.59%	924,897	924,897
Total Other Investment Companies
(cost $16,069,440)		16,069,440

Total Investments - 114.5%
(cost $104,178,630)		111,744,304

Other Assets, less Liabilities - (14.5)%		(14,125,695)
Net Assets - 100.0%		$97,618,609

Managers Value Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2005

Security Description	Shares	Value
Common Stocks - 99.5%
Consumer Discretionary - 21.5%
Brinker International, Inc.*	15,300	$554,166
Claire's Stores, Inc.	60,700	1,398,528
Clear Channel Communications, Inc.	36,6002	1,261,602
Comcast Corp., Special Class A*	95,3002	3,183,020
Dollar Tree Stores, Inc.*	63,8002	1,832,974
Gannett Co., Inc.	20,050	1,585,554
Gap, Inc., The	46,400	1,013,376
Jones Apparel Group, Inc.	47,500	1,590,775
Lear Corp.	29,000	1,286,440
Liberty Media Corp.*	145,400	1,507,798
Mattel, Inc.	78,000	1,665,300
Office Depot, Inc.*	103,300	2,291,194
Pulte Homes, Inc.	20,9502	1,542,549
Rent-A-Center, Inc.*	47,000	1,283,570
Ruby Tuesday, Inc.	38,2002	927,878
Time Warner Co., Inc.*	102,780	1,803,789
Yum! Brands, Inc.	40,500	2,098,305
Total Consumer Discretionary		26,826,818

Consumer Staples - 3.1%
CVS Corp.	36,700	1,931,154
SUPERVALU, Inc.	17,800	593,630
Unilever NV	19,500	1,334,190
Total Consumer Staples		3,858,974

Energy - 9.1%
BP, PLC. Sponsored ADR	20,100	1,254,240
ChevronTexaco Corp.	65,100	3,795,981
ConocoPhillips Co.	21,598	2,329,128
Devon Energy Corp.	37,800	1,804,950
Kerr-McGee Corp.	11,4302	895,312
Transocean, Inc.*	25,900	1,332,814
Total Energy		11,412,425

Financials - 30.5%
ACE, Ltd.	39,5502	1,632,229
Allstate Corp., The	37,100	2,005,626
American International Group, Inc.	52,100	2,886,861
Bank of America Corp.	71,375	3,147,638
Chubb Corp.	20,1302	1,595,705
Citigroup, Inc.	102,141	4,590,216
Fannie Mae Co.	78,470	4,272,691
Goldman Sachs Group, Inc.	15,900	1,748,841
Hartford Financial Services Group, Inc.	22,300	1,528,887
Jefferson-Pilot Corp.	25,2002	1,236,060
MBIA, Inc.	32,8002	1,714,785
MBNA Corp.	77,000	1,890,350
Merrill Lynch & Co., Inc.	49,600	2,807,360
Morgan Stanley Co.	28,720	1,644,220
Regions Financial Corp.	28,2262	914,522
St. Paul Travelers Companies, Inc., The	35,930	1,319,709
Washington Mutual, Inc.	40,500	1,599,750
Wells Fargo & Co.	26,449	1,581,650
Total Financials		38,117,100

Health Care - 12.9%
Abbott Laboratories Co.	42,600	1,986,012
Cardinal Health, Inc.	27,1002	1,512,180
GlaxoSmithKline PLC, Sponsored ADR	48,000	2,204,160
HCA, Inc.	35,8502	1,920,485
Health Management Associates, Inc.	36,7002	960,806
McKesson Corp.	26,500	1,000,375
Pfizer, Inc.	100,500	2,640,135
WellPoint, Inc.*	31,400	3,935,990
Total Health Care		16,160,143

Industrials - 10.7%
Career Education Corp.*	41,1002	1,408,086
Cendant Corp.	101,490	2,084,605
Emerson Electric Co.	28,800	1,869,984
General Dynamics Corp.	13,2002	1,413,060
General Electric Co.	56,975	2,054,518
Honeywell International, Inc.	33,500	1,246,535
Pitney Bowes, Inc.	41,600	1,876,992
United Technologies Corp.	14,600	1,484,236
Total Industrials		13,438,016

Information Technology - 4.1%
Hewlett-Packard Co.	115,111	2,525,535
Nokia Corp., Sponsored ADR	84,3002	1,300,749
Xerox Corp.*	86,600	1,311,990
Total Information Technology		5,138,274

Materials - 1.5%
E.I. du Pont de Nemours & Co., Inc.	37,300	1,911,252

Telecommunication Services - 3.4%
Centurytel, Inc.	10,5002	344,820
Nextel Communications, Inc.*	67,800	1,926,876
Verizon Communications, Inc.	56,945	2,021,548
Total Telecommunication Services		4,293,244

Utilities - 2.7%
Exelon Corp.	46,700	2,143,063
FirstEnergy Corp.	29,7602	1,248,432
Total Utilities		3,391,495

Total Common Stocks
(cost $101,554,256)		124,547,741

Other Investment Companies - 12.9%[1]
Bank of New York Institutional Cash Reserves Fund, 2.87%,[3]	16,191,788	16,191,788
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.59%	14,920	14,920
Total Other Investment Companies
(cost $16,206,708)		16,206,708

Total Investments - 112.4%
(cost $117,760,964)		140,754,449

Other Assets, less Liabilities - (12.4)%		(15,547,832)
Net Assets - 100.0%		$125,206,617

Managers Small Company Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2005

Security Description	Shares	Value
Common Stocks - 93.8%
Consumer Discretionary - 20.9%
Coldwater Creek, Inc.*	19,088	$352,737
Cost Plus, Inc.* [2]	8,175	219,744
Fred's, Inc. [2]	10,645	182,775
GameStop Corp.* [2]	21,700	480,872
Gentex Corp. [2]	6,975	222,503
Getty Images, Inc.* [2]	3,050	216,886
Harman International Industries, Inc.	1,775	157,017
Insight Enterprises, Inc.* [2]	31,575	554,457
MarineMax, Inc.*	3,225	100,556
Michaels Stores, Inc.	11,450	415,634
O'Reilly Automotive, Inc.* [2]	3,700	183,261
Penn National Gaming, Inc.*	11,150	327,587
PEP Boys-Manny, Moe & Jack, Inc. [2]	19,650	345,447
PETsMART, Inc.	11,700	336,375
Red Robin Gourmet Burgers, Inc.* [2]	9,225	469,645
Ruby Tuesday, Inc.	13,025	316,376
TBC Corp.*	13,825	385,165
Tractor Supply Co.*	9,650	421,222
Total Consumer Discretionary		5,688,259

Consumer Staples - 2.0%
Central European Distribution Corp.* [2]	3,075	102,367
Performance Food Group Co.*	15,575	431,116
Total Consumer Staples		533,483

Energy - 8.2%
Core Laboratories N.V	6,775	173,915
Delta Petroleum Corp.* [2]	13,250	192,655
Duvernay Oil Corp.	5,325	121,250
Niko Resources, Ltd.	6,925	357,399
Parallel Petroleum Corp.*	13,175	96,836
Tidewater, Inc. [2]	8,025	311,852
Ultra Petroleum Corp.	11,950	607,060
Whiting Petroleum Corp.*	9,100	371,098
Total Energy		2,232,065

Financials - 0.4%
Boston Private Financial Holdings, Inc. [2]	4,475	106,281

Health Care - 15.3%
America Service Group, Inc.*	5,925	131,120
Barr Laboratories, Inc.*	12,487	609,740
Covance, Inc.*	14,650	697,487
Luminex Corp.*	11,450	86,219
Martek Biosciences Corp.* [2]	2,650	154,204
PSS World Medical, Inc.* [2]	29,875	339,679
Resmed, Inc.* [2]	6,825	384,930
Respironics, Inc.*	8,875	517,145
Salix Pharmaceuticals, Ltd.*	12,625	208,186
Sonosite, Inc.*	8,550	222,129
The Cooper Companies, Inc.	5,300	386,370
United Surgical Partners International, Inc.* [2]	9,300	425,661
Total Health Care		4,162,870

Industrials - 23.6%
Actuant Corp., Class A*	6,635	298,044
Aeroflex, Inc.* [2]	37,300	348,008
Carlisle Co., Inc.	6,100	425,597
Chicago Bridge & Iron Co. N.V. [2]	8,325	366,550
ChoicePoint, Inc.*	10,050	403,106
DeVry, Inc.*	15,075	285,218
Donaldson Co., Inc.	7,150	230,802
Elk Corp.	11,975	460,559
Hewitt Associates, Inc., Class A* [2]	11,900	316,540
Intermagnetics General Corp.*	8,300	202,022
Laureate Education, Inc. *	10,950	468,551
Mobile Mini, Inc.* [2]	10,750	434,407
MSC Industrial Direct Co., Class A	13,750	420,200
Navigant Consulting, Inc.*	16,150	439,765
NCI Building Systems, Inc.*	9,700	374,420
Pentair, Inc. [2]	10,300	401,700
Providence Service Corp.*	3,775	87,786
SI International, Inc.	6,825	188,575
UTI Worldwide, Inc. [2]	3,625	251,756
Total Industrials		6,403,606

Information Technology - 22.0%
Acxiom Corp.	24,900	521,157
Alliance Data Systems Corp.*	8,350	337,340
ATMI, Inc.*	9,200	230,368
Avocent Corp.*	15,975	409,919
Benchmark Electronics, Inc.*	14,025	446,416
Ceridian Corp.*	18,650	317,983
Digitas, Inc.*	20,425	206,293
Emulex Corp.* [2]	10,600	199,704
Excel Technology, Inc.*	5,400	132,732
Fair Isaac Corp. [2]	6,293	216,730
FARO Technologies, Inc.* [2]	4,650	109,461
FEI Co.* [2]	11,050	255,808
International Rectifier Corp.*	7,425	337,838
Lionbridge Technologies, Inc.*	15,150	86,204
MAXIMUS, Inc.*	8,100	271,268
MPS Group, Inc.*	20,475	215,192
OPNET Technologies, Inc.*	9,050	75,658
Polycom, Inc.*	16,950	287,303
Progress Software Corp.*	11,500	301,530
Radisys Corp.*	5,350	75,755
Richardson Electronics, Ltd.	10,475	107,578
Rogers Corp.*	8,625	345,000
Silicon Image, Inc.	13,900	139,834
Tekelec* [2]	17,200	274,168
Tollgrade Communications, Inc.*	10,300	71,070
Total Information Technology		5,972,309

Materials - 1.4%
MacDermid, Inc. [2]	12,100	393,250

Total Common Stocks
(cost $19,716,899)		25,492,123

Other Investment Companies - 23.0%[1]
Bank of New York Institutional Cash Reserves Fund, 2.87%,[3]	4,367,022	4,367,022
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.59%	1,881,975	1,880,167
Total Other Investment Companies
(cost $6,247,189)		6,247,189

Total Investments - 116.8%
(cost $25,964,088)		31,739,312

Other Assets, less Liabilities - (16.8)%		(4,564,644)
Net Assets - 100.0%		$27,174,668

Managers Special Equity Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2005

Security Description	Shares	Value
Common Stocks - 92.5%
Consumer Discretionary - 21.3%
Aftermarket Technology Corp.*	423,600	$6,989,400
American Eagle Outfitters, Inc.	397,700	11,752,035
AnnTaylor Stores Corp.*	665,500	17,030,145
Applebee's International, Inc. [2]	388,125	10,696,725
Beasley Broadcasting Group, Inc.*	237,000	4,213,860
Beazer Homes USA, Inc. [2]	300,900	15,002,874
Big 5 Sporting Goods Corp.* [2]	296,900	7,333,430
Big Lots, Inc.* [2]	757,152	9,100,967
Borders Group, Inc. [2]	515,300	13,717,286
CBRL Group, Inc. [2]	470,930	19,449,409
Coldwater Creek, Inc.* [2]	631,656	11,673,003
Columbia Sportswear Co., Inc.* [2]	154,700	8,234,681
COX Radio, Inc., Class A*[2]	368,600	6,196,166
Deckers Outdoor Corp.* [2]	194,300	6,944,282
Dillard's, Inc., Class A [2]	2,296,200	61,767,780
Drew Industries, Inc.*	215,300	8,106,045
Duckwall-ALCO Stores, Inc.*	247,800	4,497,570
Emmis Communications Corp., Class A*[2]	1,203,600	23,133,192
GameStop Corp.* [2]	183,300	4,061,928
Gaylord Entertainment Co., Class A*[2]	161,233	6,513,813
Genesco, Inc.*	392,000	11,140,640
Getty Images, Inc.* [2]	174,500	12,408,695
Gildan Activewear, Inc., Class A*[2]	261,500	11,113,750
Goody's Family Clothing, Inc.	457,200	4,128,516
Gymboree Corp.*	1,291,900	16,200,426
Hot Topic, Inc.* [2]	689,600	15,067,760
IMPCO Technologies, Inc.*	399,400	2,146,775
Insight Communications Co., Inc., Class A*[2]	698,400	8,276,040
Journal Communications, Inc.	383,700	6,350,235
Kerzner International, Ltd.* [2]	348,300	21,326,409
La Quinta Corp.*	845,000	7,182,500
Linens 'N Things, Inc.* [2]	502,000	12,464,660
M. D. C. Holdings, Inc.	178,140	12,407,451
Meritage Homes Corp.*	195,500	11,518,860
Pacific Sunwear of California, Inc.	409,400	11,455,012
Panera Bread Co., Class A*[2]	110,600	6,252,218
Pier 1 Imports, Inc.	388,700	7,086,001
Proquest Co. *[2]	369,300	13,350,195
Ross Stores, Inc. [2]	930,000	27,100,200
Ruby Tuesday, Inc. [2]	510,900	12,409,761
Ryland Group, Inc., The	294,200	18,246,284
Saks, Inc. [2]	1,023,000	18,465,150
Salem Communications Corp., Class A*	482,900	9,947,740
School Specialty, Inc.* [2]	342,594	13,415,981
Source Interlink Companies, Inc.* [2]	458,100	5,153,625
Sports Authority, Inc. *[2]	388,300	10,678,250
Standard-Pacific Corp. [2]	314,600	22,710,974
Talbots, Inc.	336,400	10,758,072
Tenneco Automotive, Inc.* [2]	276,500	3,445,190
Texas Roadhouse, Inc., Class A *	578,955	16,257,056
Timberland Co. *	72,925	5,172,570
TJX Cos., Inc. [2]	160,000	3,940,800
Toll Brothers, Inc.* [2]	150,000	11,827,500
Too, Inc.*	112,900	2,785,243
Toys "R" Us, Inc.*	3,100,000	79,856,000
Visteon Corp. [2]	4,395,300	25,097,164
WCI Communities, Inc.* [2]	379,100	11,403,328
Total Consumer Discretionary		754,961,622

Energy - 2.5%
Comstock Resources, Inc.*	132,000	3,793,680
Core Laboratories N.V. *	164,800	4,230,416
Global Industries, Ltd.*	565,400	5,314,760
Houston Exploration Co.*	217,700	12,398,015
Key Energy Services, Inc.* [2]	648,300	7,436,001
Newfield Exploration Co.*	179,900	13,359,374
OMI Corp. [2]	64,000	1,225,600
Overseas Shipholding Group, Inc.	102,000	6,416,820
Pogo Producing Co. [2]	484,200	23,842,008
Stone Energy Corp.* [2]	184,800	8,975,736
Total Energy		86,992,410

Financials - 14.4%
Alabama National Bancorp[2]	64,400	3,985,716
American Financial Group, Inc.	155,300	4,783,240
American National Insurance Co.	68,950	7,301,805
AmerUs Group, Co. [2]	266,200	12,577,950
Aspen Insurance Holdings, Ltd.	314,300	7,923,503
BankUnited Financial Corp.* [2]	502,788	13,504,886
Banner Corp.	217,740	5,872,448
Brown & Brown, Inc. [2]	265,100	12,218,459
Chicago Mercantile Exchange Holdings, Inc. [2]	91,200	17,695,536
Chittenden Corp. [2]	495,625	12,920,944
Clark, Inc.*	381,400	5,904,072
Commerce Bancshares, Inc. [2]	47,541	2,291,476
Commercial Capital Bancorp, Inc.	341,800	6,955,630
Conseco, Inc.* [2]	459,500	9,382,990
Delphi Financial Group, Inc., Class A	287,800	12,375,400
Downey Financial Corp.	393,380	24,204,671
F.N.B. Corp. [2]	116,000	2,221,400
FelCor Lodging Trust, Inc.* [2]	2,900,000	36,047,000
Fifth Third Bancorp [2]	315,724	13,569,818
Harbor Florida Bancshares, Inc. [2]	224,900	7,669,090
Hibernia Corp., Class A	816,500	26,136,165
Hilb, Rogal & Hamilton Co. [2]	305,500	10,936,900
Hudson United Bancorp	41,100	1,448,775
Investment Technology Group, Inc.* [2]	439,500	7,691,250
iStar Financial, Inc.	323,500	13,321,730
Jefferies Group, Inc.	108,050	4,071,324
MCG Capital Corp. [2]	662,478	10,192,224
Meristar Hospitality Corp.*	5,024,600	35,172,200
MI Developments, Inc., Class A2	1,804,700	57,299,225
National Western Life Insurance Co., Class A*	12,000	2,051,280
optionsXpress, Inc.* [2]	131,100	2,122,509
Prime Group Realty Trust*	786,800	5,633,488
Prosperity Bancshares, Inc.	258,100	6,837,069
Provident Bankshares Corp. [2]	131,415	4,331,438
Reinsurance Group of America, Inc. [2]	234,200	9,972,236
Scottish Annuity & Life Holdings, Ltd. [2]	472,500	10,640,700
Selective Insurance Group, Inc. [2]	192,896	8,917,582
Sovereign Bancorp, Inc. [2]	206,834	4,583,441
St. Joe Co., The [2]	111,500	7,503,950
Sterling Financial Corp.*	517,037	18,458,221
TD Banknorth, Inc. [2]	68,586	2,142,627
Triad Guaranty, Inc.*	96,282	5,065,396
U.S.I. Holdings Corp. *[2]	750,801	8,844,436
Webster Financial Corp. [2]	279,800	12,705,718
Westcorp, Inc.	332,900	14,065,025
Total Financials		509,550,943

Health Care - 7.3%
AMERIGROUP Corp.*	40,200	1,469,712
Apria Healthcare Group, Inc.*	392,100	12,586,410
Arthrocare Corp.* [2]	809,479	23,070,152
Centene Corp.*	387,900	11,633,121
Cepheid,Inc.*	418,900	4,050,763
Charles River Laboratories International, Inc.* [2]	398,516	18,746,193
Cotherix, Inc.*	292,800	1,952,976
CTI Molecular Imaging, Inc.* [2]	609,100	12,346,457
DaVita, Inc.*	359,000	15,024,150
Eclipsys Corp.* [2]	472,300	7,311,204
Emageon, Inc.*	299,600	5,380,816
Eyetech Pharmaceuticals, Inc.* [2]	140,650	3,867,875
Fisher Scientific International, Inc.* [2]	60,000	3,415,200
Gen-Probe, Inc.*	116,800	5,204,608
Harvard Bioscience, Inc.*	897,500	3,491,275
IMS Health, Inc.	820,081	20,001,776
Intuitive Surgical, Inc.* [2]	188,550	8,573,369
Lincare Holdings, Inc.* [2]	212,100	9,381,183
Martek Biosciences Corp.* [2]	290,400	16,898,376
Medicines Co.* [2]	327,660	7,424,776
NeoPharm, Inc.* [2]	379,000	2,944,830
Owens & Minor, Inc. [2]	213,300	5,791,095
Priority Healthcare Corp., Class B*[2]	229,122	4,955,909
Telik, Inc.* [2]	238,200	3,592,055
Triad Hospitals, Inc.* [2]	778,964	39,026,095
Universal Health Services, Inc., Class B2	170,000	8,908,000
Total Health Care		257,048,376

Industrials - 16.8%
AAR Corp.* [2]	259,200	3,525,120
Actuant Corp., Class A*	116,975	5,254,517
Acuity Brands, Inc. [2]	404,253	10,914,831
Air France	948,178	17,048,240
Airtran Holdings, Inc.* [2]	907,400	8,211,970
Alaska Airgroup, Inc.* [2]	615,000	18,105,600
Albany International Corp.	292,000	9,016,960
Ametek, Inc.	193,700	7,796,425
Asset Acceptance Capital Corp.* [2]	466,700	8,904,636
Axsys Technologies, Inc.*	333,550	7,491,533
BE Aerospace, Inc.*	582,500	6,990,000
Brink's Co., The	420,241	14,540,339
Bucyrus International, Inc.*	365,800	14,288,148
Carlisle Co., Inc. [2]	128,900	8,993,353
CNF, Inc.	105,600	4,941,024
Corinthian Colleges, Inc.* [2]	1,431,300	22,500,036
CoStar Group, Inc.*	412,530	15,201,731
Crane Co. [2]	433,000	12,466,070
Cuno, Inc.*	94,100	4,835,799
Curtiss-Wright Corp. [2]	166,000	9,462,000
DeVry, Inc.* [2]	658,200	12,453,144
Dycom Industries, Inc.*	46,100	1,059,839
EGL, Inc.*	263,500	6,007,800
EnerSys *	395,100	5,175,810
Flowserve Corp.* [2]	465,700	12,047,659
Global Power Equipment Group, Inc.* [2]	1,070,500	10,255,390
Hub Group, Inc.*	133,000	8,335,110
Hudson Highland Group, Inc.* [2]	244,800	4,183,632
Insituform Technologies, Inc.* [2]	347,800	5,046,578
Interpool, Inc.	340,600	7,527,260
ITT Educational Services, Inc.* [2]	1,139,700	55,275,450
Jacuzzi Brands, Inc.*	798,800	7,796,288
JLG Industries, Inc. [2]	388,600	8,374,330
Joy Global, Inc. [2]	590,550	20,704,683
Kennametal, Inc.	53,700	2,550,213
Knoll, Inc.	193,025	3,219,657
Korn/Ferry International*[2]	188,650	3,590,010
Laidlaw International, Inc.*	542,800	11,290,240
Lydall, Inc.*	234,000	2,597,400
Manitowoc Co., The	166,225	6,713,828
Mercury Computer Systems, Inc.*	388,300	10,709,314
Nuco2, Inc.*	69,300	1,822,590
Overnite Corp. 2	216,850	6,937,032
Pacer International, Inc.*[2]	371,800	8,882,302
Portfolio Recovery Associates, Inc.* [2]	506,400	17,232,792
Precision Castparts Corp.	80,100	6,168,501
Resources Connection, Inc.* [2]	613,600	12,842,648
Royal Group Technologies Ltd.*	780,000	8,229,000
Ryder System, Inc.	220,400	9,190,680
Sea Containers, Ltd., Class A	795,900	14,533,134
Sea Containers, Ltd., Class B	13,890	252,798
Sequa Corp., Class A*	99,600	5,164,260
Sequa Corp., Class B*	38,300	2,010,750
Steelcase, Inc.	826,900	11,411,220
Swift Transportation Co., Inc.* [2]	489,600	10,839,744
Tecumseh Products Co., Class B	153,200	5,936,500
TeleTech Holdings, Inc.*	338,900	4,378,588
Thomas & Betts Corp.* [2]	653,500	21,108,050
United Stationers, Inc.* [2]	220,400	9,973,100
URS Corp.*	173,400	4,985,250
Volt Information Sciences, Inc.*	69,350	1,674,802
Watson Wyatt & Co.	326,400	8,878,080
York International Corp. [2]	220,100	8,623,517
Total Industrials		596,477,305

Information Technology - 17.2%
3Com Corp.*	2,637,600	9,389,856
Actel Corp.*	419,700	6,454,986
Aladdin Knowledge Systems, Ltd.* [2]	310,100	7,048,573
Anaren Microwave, Inc.*	1,057,900	12,832,327
Anteon International Corp.*	74,500	2,900,285
Applied Films Corp.*	296,800	6,862,016
ASM International NV*[2]	239,400	3,940,524
ATMI, Inc.* [2]	1,051,400	26,327,056
AudioCodes, Ltd.* [2]	1,093,300	12,310,558
Audiovox Corp., Class A*	319,800	4,074,252
Avid Technology, Inc.* [2]	484,800	26,237,376
Belden CDT, Inc. [2]	312,700	6,945,067
Benchmark Electronics, Inc.* [2]	380,800	12,120,864
Brocade Communications Systems, Inc.* [2]	1,366,500	8,089,680
Centra Software, Inc.*	321,400	771,360
Ceridian Corp.* [2]	286,400	4,883,120
CheckFree Corp.* [2]	80,700	3,289,332
Checkpoint Systems, Inc.*	401,200	6,772,256
Cirrus Logic, Inc.*	1,637,800	7,402,856
Cognizant Technology Solutions Corp.* [2]	356,986	16,492,753
CommScope, Inc.* [2]	506,700	7,580,232
CTS Corp. [2]	929,800	12,087,400
Digital River, Inc.*	408,900	12,741,324
Dupont Photomasks, Inc.* [2]	270,794	7,222,076
eFunds Corp.*	451,926	10,086,988
Electronics for Imaging, Inc.* [2]	417,481	7,447,861
Equinix, Inc.*	266,200	11,270,908
Exfo Electro-Optical Engineering Inc.* [2]	1,893,100	8,973,294
F5 Networks, Inc.*	62,500	3,155,625
Fairchild Semiconductor International, Inc.* [2]	1,175,000	18,012,750
FARO Technologies, Inc.* [2]	213,400	5,023,436
Formfactor, Inc.*[2]	180,100	4,077,464
Global Payments, Inc. [2]	121,400	7,829,086
Hi/Fn, Inc.* [2]	570,300	4,134,675
Hyperion Solutions Corp.* [2]	571,800	25,222,098
Identix, Inc. *[2]	2,885,100	14,569,755
Infocrossing, Inc.* [2]	170,400	2,699,136
Infospace, Inc.*	191,500	7,818,945
infoUSA, Inc.*	610,100	6,412,151
Intevac, Inc.* [2]	1,199,600	11,312,228
Ixia, Inc.* [2]	665,000	11,830,350
Kanbay International, Inc. *	224,500	4,593,270
Keithley Instruments, Inc.	500,000	8,065,000
Lionbridge Technologies, Inc. *[2]	741,400	4,218,566
Macromedia, Inc.*	231,500	7,755,250
MEMC Electronic Materials, Inc.*	774,400	10,415,680
MRO Software, Inc.*	459,200	6,442,576
Nanometrics, Inc.* [2]	216,400	2,547,028
Netscout Systems, Inc.*	1,006,200	4,477,590
Parametric Technology Corp.*	1,100,200	6,150,118
Park Electrochemical Corp.	264,300	5,354,718
PowerDsine Ltd.*	847,700	8,671,971
Powerwave Technologies, Inc.* [2]	730,900	5,657,166
Reynolds & Reynolds Co., The, Class A [2]	115,000	3,111,900
RightNow Technologies, Inc.*	96,900	1,187,994
Rofin-Sinar Technologies, Inc.*	189,400	6,087,316
Rogers Corp.* [2]	153,400	6,136,000
RSA Security, Inc.* [2]	748,100	11,857,385
SERENA Software, Inc.* [2]	923,600	21,944,736
Sigmatel, Inc.*	156,200	5,846,566
Silicon Laboratories, Inc.*	104,200	3,095,782
SupportSoft, Inc.*	498,100	2,629,968
Synaptics, Inc.* [2]	300,600	6,973,920
SYNNEX Corp.*	318,800	5,553,496
Synopsys, Inc.* [2]	170,000	3,077,000
Take-Two Interactive Software, Inc.* [2]	257,800	10,079,980
Tech Data Corp.* [2]	272,000	10,080,320
Terayon Communication Systems, Inc.*	2,969,500	9,146,060
Trident Microsystems, Inc. *[2]	1,296,075	22,914,606
Virage Logic Corp.*	32,275	353,734
Vishay Intertechnology, Inc.* [2]	713,900	8,873,778
Websense, Inc.*	144,100	7,752,580
Woodhead Industries, Inc.	350,800	4,770,880
Total Information Technology		610,475,813

Materials - 9.5%
Airgas, Inc.	661,100	15,793,679
AK Steel Holding Corp.* [2]	6,116,200	67,645,172
Allegheny Technologies, Inc. [2]	594,300	14,328,573
Alpha Natural Resources, Inc.*	162,100	4,647,407
Arch Coal, Inc. [2]	387,700	16,674,977
Cleveland-Cliffs, Inc. [2]	274,700	20,017,389
Commercial Metals Co. [2]	447,500	15,165,775
Crompton Corp. [2]	451,000	6,584,600
Cytec Industries, Inc. [2]	337,800	18,325,650
Foundation Coal Holdings, Inc.	299,650	7,044,772
Gibraltar Industries, Inc. [2]	220,125	4,829,543
Longview Fibre Co. [2]	711,700	13,351,492
Lubrizol Corp. [2]	439,000	17,840,960
Minerals Technologies, Inc. [2]	117,100	7,702,838
Olin Corp.	375,200	8,366,960
RTI International Metals, Inc.*	314,400	7,356,960
Schnitzer Steel Industries, Inc.	507,100	17,104,483
Scotts Co., The, Class A*[2]	140,300	9,853,269
Silgan Holdings, Inc.	159,400	10,357,812
Spartech Corp. [2]	569,800	11,310,530
Steel Dynamics, Inc. [2]	309,900	10,676,054
Stillwater Mining Co.* [2]	726,000	7,151,100
Symyx Technologies, Inc.*	593,300	13,082,265
Texas Industries, Inc.	121,350	6,522,562
Wheeling-Pittsburgh Corp.* [2]	202,954	6,301,721
Total Materials		338,036,543

Telecommunication Services - 0.3%
General Communication, Inc., Class A*[2]	878,100	8,017,053
RADWARE, Ltd.*	58,000	1,361,260
Total Telecommunication Services		9,378,313

Utilities - 3.2%
Avista Corp. [2]	1,202,200	21,038,500
Reliant Resources, Inc. *[2]	5,991,000	68,177,580
Sierra Pacific Resources Corp.* [2]	2,346,800	25,228,100
Total Utilities		114,444,180

Total Common Stocks
(cost $2,625,157,040)		3,277,365,505

Warrant - 0.0%
Air France, ADR (cost $1,361,928)	861,980	758,542

Other Investment Companies - 23.3%[1]
AIM Liquid Assets Portfolio, Institutional Class Shares, 2.66%	20,287,769	20,287,769
Bank of New York Institutional Cash Reserves Fund, 2.87%,[3]	573,271,112	573,271,112
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.59%	230,106,153	230,106,103
Total Other Investment Companies (cost $823,664,984)		823,664,984

Total Investments - 115.8%
(cost $3,450,183,952)		4,101,789,031

Other Assets, less Liabilities - (15.8)%		(559,654,785)
Net Assets - 100.0%		$3,542,134,246

Managers International Equity Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2005

Security Description	Shares	Value
Common Stocks - 97.2%
Consumer Discretionary - 13.2%
British Sky Broadcasting PLC (United Kingdom)	72,665	$796,872
Carphone Warehouse Group (The)(United Kingdom)	551,294	1,687,531
Club Med (France) *	6,992[2]	347,852
Continental AG (Germany)	25,800	2,001,401
EMI Group PLC (United Kingdom)	512,445	2,290,383
Esprit Holdings Limited (Hong Kong)	259,000[2]	1,765,791
George Wimpey PLC (United Kingdom)	89,700	745,673
Grupo Televisa S. A. (Mexico)	18,700	1,099,560
GUS PLC (United Kingdom)	88,582	1,524,037
Hermes International (France)	229	46,201
Honda Motor Co., Ltd. (Japan)	38,800	1,941,784
Hyundai Motor Co., Ltd. (South Korea)	12,400	669,778
InterContinental Hotels Group PLC (United Kingdom)	60,706	709,210
Koninklijke (Royal) Phillips Electronics N.V. (Netherlands)	13,094	361,524
Mediaset S.p.A. (Italy)	51,380	740,749
Nissan Motor Co., Ltd. (Japan)	118,400[2]	1,212,909
Pearson PLC (United Kingdom)	61,953	755,185
Persimmon PLC (United Kingdom)*	53,500	764,212
Renault SA (France)	17,900	1,603,126
RONA Inc. (Canada)	27,200	531,702
Sekisui House, Ltd. (Japan)	56,000	597,850
SES Global (Luxembourg)	107,216	1,375,071
Shanghai Forte Land Company Ltd. (Hong Kong)	224,000	66,664
SUZUKI MOTOR Corp. (Japan)	37,000[2]	662,065
Swatch Group AG (The) (Switzerland)	42,096	1,178,327
Toyota Motor Corp. (Japan)	12,000	445,929
Vivendi Universal SA (France)	39,834	1,222,699
Whitbread PLC (United Kingdom)	62,700	1,103,487
Wolters Kluwer NV (Netherlands)	40,200	736,056
Total Consumer Discretionary		28,983,628

Consumer Staples - 8.1%
British American Tobacco PLC (United Kingdom)	53,400	939,532
Delhaize Le Lion (Belgium)	23,300	1,602,702
Diageo PLC (United Kingdom)	83,646	1,180,103
Foster's Group, Ltd. (Australia)	200,700	796,228
Groupe Danone (France)	14,500	1,447,085
Imperial Tobacco Group PLC (United Kingdom)	50,188	1,317,025
Japan Tobacco, Inc. (Japan)	100	1,111,435
Koninklijke Ahold N.V. (Netherlands)*	112,400	941,719
Koninklijke Ahold N.V. (Netherlands)	259,910	2,177,600
Nippon Meat Packers, Inc. (Japan)	56,000[2]	710,487
Pernod-Ricard (France)	6,021[2]	842,831
Royal Numico NV (Netherlands) *	44,466	1,824,445
Seven-Eleven Japan Co., Ltd. (Japan)	34,000	995,406
Tate & Lyle PLC (United Kingdom)	76,200	764,608
Tesco PLC (United Kingdom)*	95,400	570,541
Yamazaki Baking Co., Ltd. (Japan)	47,000	443,855
Total Consumer Staples		17,665,602

Energy - 9.9%
BP PLC (United Kingdom)	416,400	4,323,995
China Petroleum and Chemical Corp., Class H (Hong Kong)	924,0002	374,791
CNOOC Ltd. (Hong Kong)	1,040,500	566,361
EnCana Corp. (Canada) *	34,234	2,417,333
Eni S.p.A. (Italy)	122,517	3,192,286
MOL Magyar Olaj-es Gazipari Rt. (Hungary)	6,600	531,809
Oao Gazprom-Sponsored ADR (Russia) *	16,422[2]	553,732
Petro-Canada (Canada)	28,400	1,649,048
Petroleo Brasileiro SA, Sponsored ADR (Brazil) *	27,800[2]	1,069,466
Repsol YPF, S.A. (Spain)	59,300	1,574,974
Royal Dutch Petroleum Co. (Netherlands)	22,600	1,357,956
Saipem SpA (Italy)	37,729	479,519
Talisman Energy, Inc. (Canada)	19,194	656,643
Total SA (France)	12,351[2]	2,898,896
YUKOS, ADR (Russia)*	9,500[2]	21,470
Total Energy		21,668,279

Financials - 26.8%
AIFUL Corp. (Japan)*	6,900	541,885
Aiful Corp. (Japan)	13,800	1,104,340
Allianz AG (Germany)	3,000	381,725
Assurances Generales de France (France)	21,500	1,692,863
Aviva PLC (United Kingdom)	126,100	1,512,505
Banca Intesa S.p.A. (Italy)	72,990	371,811
Banco Bilbao Vizcaya Argentaria SA (Spain)	75,962	1,239,461
Bank of East Asia, Ltd. (Hong Kong)	302,000	868,034
Bank of Nova Scotia (Canada) *	49,928[2]	1,632,146
Bank of Yokohama, Ltd. (The) (Japan)	153,000	933,803
Bayerische Vereinsbank AG (Germany) *	66,335	1,623,611
BNP Paribas SA (France)	13,400[2]	952,810
China Overseas Land & Investment Ltd. (Hong Kong)	952,000	210,642
Credit Agricole SA (France)	5,800[2]	158,181
Credit Suisse Group (Switzerland)	61,855	2,655,258
Daiwa Securities Group, Inc. (Japan)	104,000	683,654
DBS Group Holdings, Ltd. (Singapore)	122,000	1,101,075
Depfa Bank PLC (Ireland)*	58,000	918,108
Deutsche Boerse AG (Germany)	12,436	938,262
Deutsche Postbank AG (Germany)*	7,900	363,564
Efg Eurobank Ergasias (Greece)	16,560	510,662
Hang Seng Bank, Ltd. (Hong Kong)	75,800	1,004,829
HBOS PLC (United Kingdom)	109,200	1,702,288
HDFC Bank Ltd. (India)	15,700	195,113
Henderson Land Development Co., Ltd. (Hong Kong)	166,000	736,895
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	180,000	464,169
ING Groep NV (Netherlands)	89,117	2,699,347
Japan Retail Fund Investment Corp. (Japan) *	76	605,446
Kennedy-Wilson Japan (Japan)	57	142,277
KK DaVinci Advisors (Japan)*	78	161,936
Kookmin Bank (South Korea) *	40,074	1,788,870
Macquarie Airports (Australia)	165,977	419,821
Manulife Financial Corp. (Canada) *	35,100[2]	1,675,435
Mitsubishi Estate Co., Ltd. (Japan)	156,000	1,811,205
Mitsubishi Tokyo Financial Group, Inc. (Japan)	176	1,519,939
Mitsui Fudosan Co., Ltd. (Japan)	135,000	1,582,454
Muenchener Rueckversicherungs AG (Germany)	12,200	1,468,830
Nikko Cordial Corp. (Japan)	87,000	434,588
Nomura Holdings, Inc. (Japan)	104,000	1,444,183
NTT Urban Development Corp. (Japan) *	22	101,814
ORIX Corp. (Japan)	9,000	1,149,594
Promise Co., Ltd. (Japan)	23,050	1,575,114
Royal Bank of Scotland Group PLC (United Kingdom)	77,740	2,473,086
Shinhan Financial Group Co., Ltd. (South Korea)	24,090	644,151
Shinsei Bank, Ltd. (Japan)	124,000	705,763
Societe Generale (France)	17,900[2]	1,866,237
Standard Chartered, PLC. (United Kingdom)	41,100	739,153
Sumitomo Mitsui Financial Group, Inc. (Japan)	314[2]	2,124,612
Sumitomo Realty & Development Co., Ltd. (Japan)	127,000	1,530,858
Sun Hung Kai Properties, Ltd. (Hong Kong)	117,000	1,058,879
Takefuji Corp. (Japan)	12,200	822,403
UBS AG (Switzerland)	12,850	1,089,398
UFJ Holdings, Inc. (Japan)*	194	1,018,409
Unibail (France)	7,990[2]	947,874
Zurich Financial Services AG (Switzerland)	3,252	573,115
Total Financials		58,672,485

Health Care - 4.6%
AstraZeneca PLC (United Kingdom)*	44,171	1,742,194
Eisai Co., Ltd. (Japan)	22,200	753,943
Essilor International SA (France)	10,422	754,841
GlaxoSmithKline PLC (United Kingdom)	77,000	1,766,217
Roche Holding AG (Switzerland)*	8,899	957,543
Sanofi-Synthelabo SA (France)	24,525	2,076,839
Schering AG (Germany)	14,279	953,836
Taisho Pharmaceutical Co., Ltd. (Japan)	26,000	553,204
Terumo Corp. (Japan)	17,800	536,225
Total Health Care		10,094,842

Industrials - 7.3%
ABB, Ltd. (Switzerland)*	154,500	959,804
Adecco SA (Switzerland)	6,936	382,466
Canadian National Railway Co.(Canada)*	12,400	782,527
Canadian Pacific Railway Ltd (Canada)	22,600	817,250
Capita Group PLC (United Kingdom)	211,327	1,500,034
Dai Nippon Printing Co., Ltd. (Japan)	42,000	684,844
European Aeronautic Defense and Space Co. (Netherlands)	69,842[2]	2,093,719
FANUC, Ltd. (Japan)	7,300[2]	456,082
Hutchison Whampoa, Ltd. (Hong Kong)	142,000	1,204,107
Kuehne & Nagel International AG (Switzerland)	3,845	832,426
MAN AG (Germany)	18,400	822,743
MINEBEA Co., Ltd. (Japan)	98,000[2]	420,480
Mitsubishi Corp. (Japan)	47,000	609,392
RT Group PLC (United Kingdom)*	360,539	27,251
Ryanair Holdings PLC (Ireland)*	10,600[2]	463,962
Siemens AG (Germany)	6,800	538,305
SNC-Lavalin Group, Inc. (Canada)*	9,700	560,345
Tostem Inax Holding Corp. (Japan)	32,000	588,013
Vinci SA (France)	8,791	1,270,608
Yamato Transport Co., Ltd. (Japan)	75,000	1,072,338
Total Industrials		16,086,696

Information Technology - 9.5%
ASML Holding N.V. (Netherlands) *	50,060	839,506
Au Optronics Corp., Sponsored ADR (Taiwan)	121,900[2]	1,787,054
Canon, Inc. (Japan)	51,900	2,780,111
Compal Electronics, Inc. (Taiwan) *	149,454[2]	681,899
Dassault Systemes SA (France)	8,892	420,730
Ericsson (LM), Class B (Sweden) *	700,000[2]	1,982,524
Flextronics International, Ltd. (Singapore)*	64,500[2]	776,580
Fuji Photo Film Co., Ltd. (Japan)	20,900	763,634
Fujitsu Ltd. (Japan)	115,000	689,864
Infosys Technologies Limited, Sponsored ADR	16,100[2]	1,187,053
Keyence Corp. (Japan)	4,500	1,042,185
LG Philips LCD Co., Ltd. (South Korea)	26,170	1,136,153
Nippon Electric Glass Co., Ltd. (Japan)	36,000	518,087
Nokia Corp., Sponsored ADR (Finland)	80,600	1,243,658
Samsung Electronics Co., Ltd. (South Korea)	2,248	1,108,029
SAP AG (Germany)	3,867	621,778
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	304,872	2,585,315
Trend Micro, Inc. (Japan)	13,000	556,515
Total Information Technology		20,720,675

Materials - 11.1%
Alcan, Inc. (Canada) *	62,204	2,365,073
Aracruz Celulose SA (Brazil) *	25,500	912,900
Arcelor (Luxembourg)	93,200[2]	2,133,614
Bayer AG (Germany)	29,596	981,743
BHP Billiton PLC (United Kingdom)	21,981	295,322
BOC Group PLC (United Kingdom)*	46,378	892,498
Cia de Minas Buenaventura SA (Peru)	17,200	391,816
Gold Fields, Ltd. (South Africa)	65,500	755,188
Goldcorp, Inc. (Canada) *	56,000	797,983
Harmony Gold Mining Co., Ltd. (South Africa)	88,800	704,715
HeidelbergCement AG (Germany)	20,212	1,274,812
HeidelbergCement AG (Germany)	1,554	96,903
Impala Platinum Holdings, Ltd. (South Africa) *	47,800[2]	1,008,035
Inco, Ltd. (Canada)*	33,000	1,313,400
JFE Holdings, Inc. (Japan)	49,100	1,369,718
LANXESS AG (Germany)*	1	12
Meridian Gold, Inc. (Canada)*	48,900	824,532
Novelis, Inc. (Canada)	6,840[2]	149,820
Placer Dome, Inc. (Canada)	86,900	1,404,938
POSCO (South Korea)	8,700	1,722,696
Rio Tinto PLC (United Kingdom)	21,933	709,009
Svenska Cellulosa AB (Sweden)	45,900	1,739,779
Syngenta AG (Switzerland)	10,240	1,075,628
Xstrata PLC (United Kingdom)	67,590	1,289,949
Total Materials		24,210,083

Telecommunication Services - 3.6%
Bharti Tele-Ventures Ltd. (India)*	59,200	279,714
France Telecom SA (France)	26,779	802,678
Singapore Telecommunications, Inc. (Singapore)*	1,171,857	1,831,855
SK Telecom Co., Ltd. (South Korea)	3,700	624,047
Vodafone Group PLC (United Kingdom)	1,658,943	4,405,429
Total Telecommunication Services		7,943,723

Utilities - 3.1%
CLP Holdings, Ltd. (Hong Kong)	193,000	1,097,684
E.ON AG (Germany)	8,700	749,778
Endesa, S.A. (Spain)	65,900	1,487,378
Enel SpA (Italy)	127,100	1,219,619
Hong Kong & China Gas Co., Ltd. (Hong Kong)	527,000	1,035,345
National Grid Transco PLC (United Kingdom)	126,900	1,176,479
Total Utilities		6,766,283

Total Common Stocks
(cost $179,035,775)		212,812,296

Other Investment Companies - 14.6%[1]
Bank of New York Institutional Cash Reserves Fund, 2.87%,[3]	25,814,039	25,814,039
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.59%	6,252,332	6,252,332
Total Other Investment Companies
(cost $32,066,371)		32,066,371

Total Investments - 111.8%
(cost $211,102,146)		244,878,667

Other Assets, less Liabilities - (11.8)%		(25,906,577)
Net Assets - 100.0%		$218,972,090

Managers Emerging Markets Equity Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2005

Security Description	Shares	Value
Common Stocks - 93.8%
Consumer Discretionary - 6.5%
Consorcio ARA, S.A. de C.V. (Mexico) *	330,000	$1,092,868
Genting Berhad (Malaysia)	239,600	1,090,120
Hankook Tire Co., Ltd. (South Korea)*	130,000	1,449,797
Land and Houses PCL (Thailand)	3,500,000	754,602
Total Consumer Discretionary		4,387,387

Consumer Staples - 6.6%
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil)	31,000	650,690
IOI Corp., Berhad (Malaysia)*	476,000	1,120,762
IOI Oleochemical Industries Berhad (Malaysia)	416	985
PT Hanjaya Mandala Sampoerna Tbk (Indonesia)	1,600,000	1,748,204
Shinsegae Co., Ltd. (South Korea)	3,000	925,555
Total Consumer Staples		4,446,196

Energy - 7.9%
China Petroleum and Chemical Corp., Class H (Hong Kong)	2,265,000	918,725
LUKOIL Holdings, ADR (Russia)	7,700	1,042,580
Oil & Natural Gas Corp., Ltd. (India)	52,000	1,047,939
Petroleo Brasileiro S.A., Sponsored ADR (Brazil) [2]	31,600	1,396,087
Surgutneftegaz Sponsored ADR (Russia) * [2]	26,000	923,000
Total Energy		5,328,331

Financials - 21.1%
Bank Hapoalim, Ltd. (Israel)	320,000	1,077,243
Fubon Financial Holding Co., Ltd. (Taiwan)	939,000	887,798
Grupo Financiero Banorte S.A. de C.V. (Mexico)	206,000	1,339,373
Haci Omer Sabanci Holding AS (Turkey)	240,000	830,560
ICICI Bank Ltd. (India)	22,204	200,249
ICICI Bank Ltd., Sponsored ADR (India)	38,000	787,360
Kookmin Bank, Sponsored ADR (South Korea) *	31,257	1,395,625
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	9,300	702,844
Sanlam, Ltd. (South Africa)	820,000	1,598,629
Savings Bank of The Russian Federation (Russia) * [2]	10,562	626,327
Shinhan Financial Group Co., Ltd. (South Korea)	37,000	989,357
SM Investments Corp. (Philippines)	39,560	164,218
SM Prime Holdings, Inc. (Philippines)	800	114
Turkiye Is Bankasi (Isbank) (Turkey)	287,500	1,657,818
Uniao de Bancos Brasileiros SA (Brazil)	38,000	1,306,440
Yuanta Core Pacific Securities Co. (Taiwan)	1,071,380	782,876
Total Financials		14,346,831

Health Care - 3.2%
Ranbaxy Laboratories, Ltd., GDR (India) *	38,560	886,487
Richter Gedeon Rt (Hungary)	9,565	1,313,998
Total Health Care		2,200,485

Industrials - 11.1%
Alfa, S.A. (Mexico)	233,000	1,237,985
Barloworld Ltd (South Africa)	80,000	1,284,592
Daelim Industrial Co., Ltd. (South Korea)	17,700	937,224
EVA Airways Corp. (Taiwan) *	1,881,000	877,602
Malaysia International Shipping Corporation Berhad (Malaysia)	260,000	1,094,737
Reliance Industries, Ltd., Sponsored GDR (India) (a) * [2]	37,000	943,500
Sime Darby Berhad (Malaysia)	750,000	1,174,342
Total Industrials		7,549,982

Information Technology - 11.5%
Advanced Semiconductor Engineering, Inc. (Taiwan) *	1,374,584	1,002,857
Compal Electronics Inc. (Taiwan)	1,070,000	972,368
Hon Hai Precision Industry Co., Ltd. (Taiwan)	251,849	1,115,228
Mediatek, Inc.(Taiwan) *	169,365	1,198,369
Samsung Electronics Co., Ltd., GDR, (South Korea) (a) *	6,670	1,648,617
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	120,000	1,017,600
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	912	1,488
United Microelectronics Corp. (Taiwan)	1,438,000	867,696
Total Information Technology		7,824,223

Materials - 10.1%
Anglo American PLC (United Kingdom)	50,000	1,185,459
Braskem S.A. (Brazil)	20,000,000	817,754
Compania Vale do Rio Doce - ADR (Brazil)	42,000	1,327,620
Formosa Chemicals & Fibre Corp. (Taiwan)	600	1,220
GMK Norilsk Nickel, Sponsored ADR (Russia) *	16,000	933,600
Hindalco Ind., Ltd., Sponsored GDR, (India) (a) * [2]	31,500	933,242
Sappi Ltd. (South Africa)	50,143	615,337
Siam Cement Public Co., Ltd., The (Thailand)	155,000	1,044,547
Total Materials		6,858,779

Telecommunication Services - 14.5%
Advanced Information Services PCL (Thailand) [2]	410,000	1,046,175
Bharti Tele-Ventures Ltd. (India)*	193,000	911,905
Cesky Telecom a.s. (Czech Republic)	63,300	1,192,310
China Mobile Ltd. (Hong Kong)	326,000	1,065,447
China Telecom Corp., Ltd., Class H (China)	3,204,000	1,116,474
Compania Anonima Nacional Telefonos de Venezuela, ADR	43,200	817,344
Telecom Argentina Stet France Telecom S.A., Sponsored ADR [2]	84,000	1,029,840
Telekomunikasi Indonesia Tbk P (Indonesia)	2,000,000	947,984
Turkcell Iletisim Hizmet AS (Turkey)	250,689	1,695,978
Total Telecommunication Services		9,823,457

Utilities - 1.3%
Empresa Nacional de Electricidad SA/Chile, ADR (Chile) [2]	45,000	895,950

Total Common Stocks
(cost $50,264,152)		63,661,621

Preferred Stocks - 4.1%
Companhia Energentica de Minas Gerais (Brazil), 1.58%	46,000,000	1,061,538
Hyundai Motor Co., (South Korea), 3.92%	55,000	1,695,501
Total Preferred Stocks
(cost $1,809,505)		2,757,039

Other Investment Companies - 8.1%[1]
Bank of New York Institutional Cash Reserves Fund, 2.87% [3] (cost $5,496,286)	5,496,286	5,496,286

Total Investments - 106.0%
(cost $57,569,943)		71,914,946

Other Assets, less Liabilities - (6.0)%		(4,085,802)
Net Assets - 100.0%		$67,829,144

Managers Bond Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2005

Security Description	Principal Amount	Value
Corporate Bonds - 35.9%
Asset-Backed Security - 2.1%
Bank of America-First Union National Bank Commercial Mortgage, Series 2001-3,
Class A2, 5.464%, 04/11/37	$1,500,000	$1,551,313
Community Program Loan Trust, Series 87-A, Class A4, 4.500%, 10/01/18	232,259	231,614
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29	3,225,000	2,996,685
Continental Airlines, Inc., 6.648%, 09/15/17	1,616,179	1,533,891
Total Asset-Backed Security		6,313,503

Convertible Bonds - 1.8%
Devon Energy Corp., 4.900%, 08/15/08	1,250,000	1,434,375
Devon Energy Corp., 4.950%, 08/15/08[2]	1,692,000	1,907,730
Loews Corp., 3.125%, 09/15/07	1,920,000	1,934,400
Total Convertible Bonds		5,276,505

Finance - 10.4%
ASIF Global Financial, 2.380%, 02/26/09 (a) (SGD)	5,800,000	3,440,142
Barclays Capital Corp., 4.160%, 02/22/10 (a) (THB)	25,000,000	627,764
Barclays Capital Corp., 4.100%, 02/22/10 (a) (THB)	109,000,000	2,726,463
Cerro Negro Finance Ltd., 7.900%, 12/01/20 (a)	500,000	465,000
Citigroup, Inc., 3.500%, 02/01/08	2,020,000	1,972,398
EOP Operating LP, 6.750%, 02/15/12	500,000	542,379
General Electric Capital Corp., 6.625%, 02/04/10 (NZD)	3,500,000	2,458,035
GMAC, 3.700%, 03/20/07	1,500,000	1,426,912
GMAC, 5.625%, 05/15/09	500,000	456,137
GMAC, 6.125%, 01/22/08	2,000,000	1,919,702
GMAC, 6.875%, 09/15/11[2]	250,000	226,210
GMAC, 7.000%, 12/07/05 (GBP)	250,000	467,865
GMAC, 7.500%, 12/01/06 (NZD)	1,000,000	696,481
GMAC International Finance BV, 8.000%, 03/14/07 (NZD)	950,000	645,402
Highwoods Properties, Inc., 7.500%, 04/15/18	2,250,000	2,465,856
Inter-American Development Bank, 0.000%, 05/11/09 [4] (BRL)	6,500,000	1,307,824
International Bank for Reconstruction & Development, 0.000%, 08/20/07 [4] (NZD)	4,800,000	2,927,514
JPMorgan Chase & Co., 4.000%, 02/01/08	1,000,000	988,464
Morgan Stanley & Co., Inc., 3.625%, 04/01/08	2,100,000	2,050,734
New Plan Excel Realty Trust, 5.875%, 06/15/07	1,250,000	1,287,676
NiSource Finance Corp., 6.150%, 03/01/13	1,250,000	1,327,264
Spieker Properties, Inc., 7.350%,12/01/17	250,000	281,494
Total Finance		30,707,716

Industrials - 17.9%
Abitibi-Consolidated, Inc., 7.500%, 04/01/28[2]	500,000	423,750
Altria Group, Inc., 7.000%, 11/04/13[2]	1,500,000	1,609,551
America Movil, S.A. de C.V., 4.125%, 03/01/09[2]	3,000,000	2,885,156
American Airlines, Inc., 8.608%, 04/01/11[2]	125,000	115,217
American Airlines, Inc., Series 01-2, 6.978%, 04/01/11	1,822,984	1,844,868
American President, Ltd., 8.000%, 01/15/24	250,000	262,500
Arrow Electronics, Inc., 6.875%, 07/01/13[2]	500,000	536,444
Bausch & Lomb, Inc., 7.125%, 08/01/28	500,000	536,191
Bowater, Inc., 6.500%, 06/15/13[2]	500,000	476,250
Chiron Corp., 1.625%, 08/01/33	1,000,000	926,250
Cia Brasileira de Bebida, 8.750%, 09/15/13	3,795,000	4,345,275
Clear Channel Communications, 4.250%, 05/15/09	1,500,000	1,443,711
Clear Channel Communications, 5.750%, 01/15/13[2]	500,000	492,086
Continental Airlines Inc., Series 991A, 6.545%, 02/02/19	4,283,537	4,176,500
Continental Airlines, Inc., 6.795%, 08/02/20 [2]	57,768	49,169
Continental Airlines, Inc., Series 01-1, 6.703%, 06/15/21	403,287	385,736
Continental Airlines, Inc., Series 99-2, 7.256%, 03/15/20[2]	367,387	367,697
Delphi Corp., 7.125%, 05/01/29[2]	1,950,000	1,549,529
Dillards, Inc., 7.000%, 12/01/28	225,000	218,250
Foot Locker, Inc., 8.500%, 01/15/22	570,000	618,450
Ford Motor Co., 6.375%, 02/01/29[2]	2,500,000	2,056,558
General Motors Corp., 6.750%, 05/01/28[2]	500,000	376,298
Georgia-Pacific Corp., 7.250%, 06/01/28	500,000	515,000
Georgia-Pacific Corp., 7.750%, 11/15/29	925,000	1,008,250
HCA, Inc., 6.250%, 02/15/13	1,940,000	1,924,880
HCA, Inc., 5.750%, 03/15/14	2,500,000	2,386,260
HCA, Inc., 7.050%, 12/01/27	1,600,000	1,527,566
HCA, Inc., 7.580%, 09/15/25	125,000	127,132
Hutchison Whampoa International, Ltd., 5.450%, 11/24/10 (a)	2,225,000	2,254,321
International Paper Co., 4.000%, 04/01/10	1,000,000	961,864
International Paper Co., 4.250%, 01/15/09	1,000,000	986,421
Kellwood Co., 7.625%, 10/15/17	250,000	261,483
Lowe's Co., Inc., 6.875%, 02/15/28	500,000	586,530
MacMillan Bloedel Ltd., 7.700%, 02/15/26	1,350,000	1,608,954
Motorola, Inc., 5.800%, 10/15/08	250,000	258,463
Motorola, Inc., 7.625%, 11/15/10	375,000	421,371
Motorola, Inc., 8.000%, 11/01/11	1,075,000	1,244,191
Pemex Project Funding Master Trust, 8.625%, 12/01/23 (a)	950,000	1,075,875
Penney (JC), Co., 7.125%, 11/15/23	33,000	32,670
PF Export Rec Master Trust, 6.436%, 06/01/15 (a)	827,100	832,369
Raytheon Co., 7.000%, 11/01/28	1,500,000	1,731,176
Raytheon Co., 7.200%, 08/15/27	800,000	939,250
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	1,800,000	2,029,639
Schering-Plough Corp., 5.300%, 12/01/13	1,500,000	1,532,331
Teck Cominco Ltd., 7.000%, 09/15/12	1,000,000	1,087,655
Telekom Malaysia Berhad, 7.875%, 08/01/25 (a)	250,000	304,057
US West Communications, Inc., 7.250%, 09/15/25	500,000	467,500
Williams Co., Inc., Series A, 7.500%, 01/15/31	1,000,000	1,050,000
Total Industrials		52,850,644

Utility - 3.7%
Coastal Corp., 6.950%, 06/01/28	300,000	261,000
Constellation Energy Group Inc., 4.550%, 06/15/15	1,675,000	1,571,132
El Paso Corp., 6.750%, 05/15/09[2]	250,000	243,750
El Paso Corp., 7.000%. 05/15/11[2]	500,000	480,000
Empresa Nacional de Electricidad SA, 8.625%, 08/01/15	300,000	346,225
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27	2,900,000	3,141,605
Enersis SA, Yankee, 7.400%, 12/01/16	225,000	233,953
MidAmerican Energy Holdings, 5.875%, 10/01/12	750,000	778,901
Southern Natural Gas Co., 7.350%, 02/15/31	1,000,000	1,021,390
Tenaga Nasional Berhad, 7.500%, 11/01/25 (a)	2,000,000	2,257,975
Transocean, Inc., 7.375%, 04/15/18	500,000	576,184
Total Utility		10,912,115

Total Corporate Bonds (cost $100,317,225)		106,060,483

Foreign Government and Agency Obligations - 3.6%
British Columbia, Province of, 6.000%, 06/09/08 (CAD)	560,000	496,244
Kommunekredit, 5.000%, 06/07/06 (NOK)	1,600,000	260,421
Manitoba, Province of, 5.750%, 06/02/08 (CAD)	3,800,000	3,340,394
Mexican Government, 9.000%, 12/20/12 (MXN)	520,000	4,294,773
Mexico Government, 7.500%, 01/14/12[2]	1,250,000	1,380,000
New Zealand Government, 6.000%, 11/15/11 (NZD)	500,000	352,143
Ontario Province, 5.900%, 03/08/06 CAD	585,000	496,461
Province of Alberta, Series CS, Sinking Fund, 5.930%, 09/16/16 (CAD)	207,423	185,715
Total Foreign Government and Agency (cost $10,032,267)		10,806,151

U.S. Government and Agency Obligations - 57.1%
U.S. Government Agency Obligations - 14.5%
FHLMC, 2.875%, 09/01/052	3,500,000	3,494,719
FHLMC, 3.220%, 06/20/07 (SGD)	500,000	308,249
FHLMC, Gold, 5.000%, 12/01/31	275,098	270,115
FHLMC, 5.250%, 01/01/06	3,300,000	3,341,748
FHLMC, 5.500%, 09/15/11[2]	5,090,000	5,325,519
FNMA, 2.290%, 02/19/09 (SGD)	3,800,000	2,264,195
FNMA, 2.375%, 02/15/07[2]	7,000,000	6,800,500
FNMA, 3.250%, 01/15/08[2]	3,000,000	2,925,267
FNMA, 4.000%, 10/01/18	12,223,846	11,730,466
FNMA, 5.000%, 01/15/07[2]	3,200,000	3,258,058
FNMA, 5.250%, 04/15/07	3,200,000	3,275,075
FNMA, 6.000%, 07/01/29	34,765	35,651
Total U.S. Government Agency Obligations		43,029,562

U.S. Treasury Notes - 42.6%
USTN, 1.625%, 02/28/06[2]	12,000,000	11,808,744
USTN, 1.625%, 09/30/05[2]	3,500,000	3,474,569
USTN, 1.625%, 10/31/05	7,000,000	6,937,931
USTN, 1.875%, 12/31/05[2]	11,000,000	10,885,699
USTN, 2.375%, 08/15/06[2]	985,000	968,493
USTN, 2.500%, 09/30/06[2]	10,000,000	9,829,690
USTN, 2.750%, 06/30/06[2]	40,000,000	39,596,880
USTN, 2.750%, 07/31/06	14,785,000	14,617,514
USTN, 3.000%, 02/15/08[2]	20,000,000	19,492,960
USTN, 3.250%, 08/15/08 [2]	5,000,000	4,879,690
USTN, 3.500%, 11/15/06[2]	3,400,000	3,389,375
Total U.S. Treasury Notes		125,881,545

Total U.S. Government and Agency Obligations (cost $170,723,042)		168,911,107

Preferred Stocks - 0.6%	Shares
Entergy Louisiana, Inc., 4.440%	226	17,903
Entergy New Orleans, Inc., 4.750%	482	40,458
Entergy New Orleans, Inc., 5.560%	100	9,825
Newell Financial Trust I, 5.250%	32,000	1,484,000
Union Electric Co., 3.500%	350	25,375
Wisconsin Electric Power Co., 3.600%	3,946	248,598
Total Preferred Stocks (cost $1,649,983)		1,826,159

Other Investment Companies - 19.7%[1]
Bank of New York Institutional Cash Reserves Fund, 2.87%[3]	38,472,000	38,472,000
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.59%	19,652,328	19,652,328
Total Short-Term Investments (cost $58,124,328)		58,124,328

Total Investments - 116.9% (cost $340,846,845)		345,728,228

Other Assets, less Liabilities - (16.9)%		(50,100,940)
Net Assets - 100.0%		$295,627,288

Managers Global Bond Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2005

Security Description	Principal Amount	Value
Foreign Government and Agency Obligations - 46.7%
Belgium Government Bond, 3.750%, 03/28/09(EUR)	130,000	$174,286
Brazil, Republic of, 8.000%, 04/15/14[2](USD)	83,560	82,724
Brazil, Republic of, 8.250%, 01/20/34[2](USD)	180,000	159,840
Bundes Immobil, 4.625%, 09/27/12(EUR)	525,000	730,353
Bundes Obligation, 3.250%, 04/17/09 (a)(EUR)	825,000	1,085,591
Bundes Obligation, Series 139, 4.000%, 02/16/07(EUR)	1,035,000	1,381,696
Canada Government, 0.700%, 03/20/06(JPY)	19,000,000	178,631
Colombia, Republic of, 8.125%, 05/21/24[2](USD)	140,000	127,400
Federal Republic of Brazil, 8.750%, 02/04/25[2](USD)	105,000	98,175
Irish Government, 4.600%, 04/18/16(EUR)	540,000	759,989
Kingdom of Denmark, 4.000%, 08/15/08(DKK)	1,465,000	265,337
Kingdom of Norway, 5.500%, 05/15/09(NOK)	3,345,000	573,418
Kingdom of Spain, 3.100%, 09/20/06(JPY)	30,000,000	292,849
Mexican Government, 9.000%, 12/20/12(MXN)	20,000	165,184
Netherlands Government SA, 5.500%, 01/15/28(EUR)	465,000	729,387
New Zealand Government, 6.000%, 11/15/11(NZD)	85,000	59,864
Ontario Province, 5.700%, 12/01/08(CAD)	305,000	268,852
Province of Saskatchewan, 5.750%, 03/05/29(CAD)	80,000	71,313
Queensland Treasury Corp., 8.000%, 09/14/07(AUD)	1,105,000	898,059
Republic of Austria, 3.250%, 01/27/06(CHF)	290,000	247,946
Republic of Austria, 4.500%, 09/28/05(JPY)	20,000,000	190,967
Republic of Deutschland, Series 02, 5.000%, 01/04/12(EUR)	360,000	515,932
Republic of Italy, 0.375%, 10/10/06(JPY)	89,000,000	836,038
Republic of Italy, 3.800%, 03/27/08(JPY)	20,000,000	206,543
Republic of Poland, 1.020%, 06/09/09(JPY)	100,000,000	942,128
Republic of South Africa, 5.250%, 05/16/13(EUR)	350,000	473,073
Singapore Government, 3.625%, 07/01/11(SGD)	660,000	418,191
Singapore Government, 4.625%, 07/01/10(SGD)	1,105,000	732,092
Spain, Government of, 3.600%, 01/31/09(EUR)	945,000	1,259,776
Swedish Government, 5.250%, 03/15/11(SEK)	4,750,000	743,739
Swedish Government, 6.500%, 05/05/08(SEK)	2,195,000	345,680
U.K. Treasury, 5.000%, 03/07/12(GBP)	440,000	846,888
U.K. Treasury, 6.250%, 11/25/10(GBP)	295,000	601,542
United Mexican States, 5.375%, 06/10/13(EUR)	250,000	334,774
United Mexican States, Series 6Rg, 6.750%, 06/06/06(JPY)	18,000,000	181,043
USTB, 5.000%, 03/07/25(GBP)	240,000	474,556
Total Foreign Government and Agency Obligations (cost $16,363,739)		17,453,856

Corporate Bonds - 33.1%
Asset-Backed Security - 2.8%
DaimlerChrysler Auto Trust, Class A4, Series 2005-A, 3.740%, 02/08/10(USD)	340,000	334,861
Honda Auto Receivables Owner Trust, Class A4, Series 2005-1, 3.820%, 05/21/10(USD)	330,000	324,365
Permanent Financing PLC, 5.100%, 06/11/07(EUR)	275,000	374,925
Total Asset-Backed Security		1,034,151

Finance - 14.2%
Arcel Finance Ltd., 7.048%, 09/01/11 (a)(USD)	105,000	106,673
Asian Development Bank, 3.125%, 06/29/05(JPY)	34,000,000	320,149
Barclays Capital Corp., 4.100%, 02/22/10 (a)(THB)	8,000,000	200,107
Barclays Capital Corp., 4.160%, 02/22/10 (a)(THB)	7,000,000	175,774
Cerro Negro Finance Ltd., 7.900%, 12/01/20 (a)(USD)	65,000	60,450
CIT Group Inc., 5.500%, 12/01/14(GBP)	80,000	149,646
Couche-Tard US/Finance, 7.500%, 12/15/13(USD)	160,000	168,000
Depfa ACS Bank, 0.750%, 09/22/08(JPY)	20,000,000	189,747
Dexia Municipal Agency, 5.500%, 04/25/06(EUR)	140,000	187,948
Eksportfinans ASA, 2.500%, 12/28/05(CHF)	145,000	123,090
European Investment Bank, 3.000%, 09/20/06(JPY)	10,000,000	97,367
Federal Farm Credit Bank, 3.250%, 06/15/07(USD)	600,000	589,630
First Citizens St Lucia, 5.125%, 02/14/11 (a)(USD)	175,000	172,242
Ford Motor Credit Co., 5.700%, 01/15/10[2](USD)	30,000	28,259
General Motors Acceptance Corp., 8.000%, 11/01/31[2](USD)	65,000	56,605
GMAC International Finance BV, 8.000%, 03/14/07(NZD)	160,000	108,699
Hypothekenbank In Essen AG, 5.250%, 01/22/08(EUR)	810,000	1,122,346
International Bank for Reconstruction & Development, 2.000%, 02/18/08(JPY)	20,000,000	196,539
MBNA Europe Funding, PLC, 6.500%, 03/27/07(EUR)	50,000	69,535
Morgan Stanley Co., Series EMTN, 5.375%, 11/14/13(GBP)	120,000	227,980
Muenchener Hypothekenbank eG, 5.000%, 01/16/12(EUR)	30,000	42,729
NGG Finance, PLC, 6.125%, 08/23/11(EUR)	55,000	81,224
Nordic Investment Bank, 5.250%, 04/20/06(SEK)	2,000,000	292,429
Qwest Capital Funding, Inc., 7.250%, 02/15/11[2](USD)	75,000	69,938
Russell Corp., 9.250%, 05/01/10 (USD)	55,000	58,438
RWE Finance B.V., 6.125%, 10/26/12(EUR)	55,000	82,864
Volkswagen International Finance, 4.875%, 05/22/13(EUR)	250,000	343,887
Total Finance		5,322,295

Industrials - 14.5%
AGCO Corp., 6.875%, 04/15/14(EUR)	120,000	163,756
America Movil, S.A. de C.V., 4.125%, 03/01/09 [2] (USD)	135,000	129,832
American Standard, Inc., 7.125%, 06/01/06 (EUR)	75,000	102,347
American Standard, Inc., 8.250%, 06/01/09(GBP)	50,000	102,275
ASIF Global, 2.380%, 02/26/09 (a)(SGD)	500,000	296,564
Avenor Inc., 10.850%, 11/30/14 (CAD)	165,000	163,972
Bavaria S.A., 8.875%, 11/01/10 (a)(USD)	60,000	65,400
Canadian Pacific Railway, Ltd., 4.900%, 06/15/10 (a)(CAD)	195,000	165,281
Corning Inc., 6.750%, 09/15/13(USD)	125,000	132,399
Del Monte Foods Co., 6.750%, 02/15/15 (a)(USD)	150,000	146,250
Deutsche Telekom, 5.250%, 05/20/08(EUR)	60,000	82,849
Diageo Capital Beverages, 3.875%, 01/06/09(EUR)	65,000	86,663
EOP Operating LP, 4.650%, 10/01/10[2](USD)	320,000	312,800
General Electric Capital Corp., 0.100%, 12/20/05(JPY)	50,000,000	467,413
HCA, Inc., 5.250%, 11/06/08(USD)	150,000	149,843
Hutchison Whampoa International, Ltd., 7.450%, 11/24/33 (a) [2](USD)	80,000	88,070
Lubrizol Corp. (The), 4.625%, 10/01/09 (USD)	160,000	157,613
McDonald's Corp., 3.628%, 10/10/10(SGD)	250,000	154,586
News America Holdings, 8.625%, 02/07/14(AUD)	350,000	268,495
Pearson PLC, 6.125%, 02/01/07(EUR)	35,000	48,183
Pemex Project Funding Master Trust, 7.875%, 02/01/09 (USD)	325,000	351,325
Phillips-Van Heusen Corp., 7.250%, 02/15/11(USD)	70,000	71,050
Qwest Corp., 7.875%, 09/01/11 (a) [2](USD)	75,000	77,250
Rogers Wireless Communications, Inc., 6.375%, 03/01/14(USD)	70,000	67,900
Rogers Wireless Inc., 7.625%, 12/15/11(a)(CAD)	115,000	98,855
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)(USD)	25,000	28,189
Shaw Communications, Inc., 7.500%, 11/20/13(CAD)	175,000	156,446
Sing Telecommunications, 6.000%, 11/21/11(EUR)	50,000	73,508
Smithfield Foods, Inc., 7.000%, 08/01/11(USD)	145,000	148,443
Stena AB, 7.000%, 12/01/16(USD)	85,000	78,625
Stena AB, 7.500%, 11/01/13(USD)	75,000	74,250
Teck Cominco Ltd., 7.000%, 09/15/12(USD)	100,000	108,766
Telecom Italia S.p.A., 4.950%, 09/30/14 (a) [2](USD)	180,000	172,423
Telekom Malaysia Berhad, 7.875%, 08/01/25 (a)(USD)	70,000	85,136
The Premcor Refining Group Inc., 6.750%, 02/01/11[2](USD)	75,000	76,688
Union Oil Co. of California, 5.050%, 10/01/12 (USD)	85,000	85,522
Vale Overseas Ltd., 8.250%, 01/17/34(USD)	50,000	52,000
Valeant Pharmaceuticals International, 7.000%, 12/15/11(USD)	55,000	55,550
Volvo Treasury AB, 6.000%, 02/09/07(EUR)	35,000	48,125
Williams Co., Inc., 7.875%, 09/01/21(USD)	90,000	98,100
WPP Group, PLC. 6.000%, 06/18/08(EUR)	50,000	70,668
Xerox Corp., 6.875%, 08/15/11(USD)	70,000	71,313
Total Industrials		5,434,723

Utility - 1.6%
Carolina Power & Light Co., 5.150%, 04/01/15(USD)	140,000	139,287
E.On International Finance BV, Series EMTN, 5.750%, 05/29/09 (EUR)	60,000	85,589
Empresa Nacional de Electricidad, Yankee, 7.875%, 02/01/27(USD)	100,000	108,331
Enersis SA, Yankee, 7.400%, 12/01/16(USD)	80,000	83,183
Scottish Power, 6.625%, 01/14/10(GBP)	90,000	179,587
Total Utility		595,977

Total Corporate Bonds (cost $11,865,935)		12,387,146

U.S. Government and Agency Obligations - 15.7%
U.S. Government Agency Obligations - 6.5%
Federal Farm Credit Bank, 4.125%, 04/15/09(USD)	185,000	183,162
Federal Farm Credit Banks Funding Corp., 3.375%, 07/15/08[2](USD)	650,000	631,894
FNMA, 1.750%, 03/26/08 (JPY)	140,000,000	1,368,324
FNMA, 2.290%, 02/19/09(SGD)	400,000	238,336
Total U.S. Government Agency Obligations		2,421,716

U.S. Treasury Notes - 9.2%
USTN, 2.500%, 10/31/06[2](USD)	710,000	697,020
USTN, 2.875%, 11/30/06[2](USD)	80,000	78,912
USTN, 3.250%, 08/15/08 [2] (USD)	1,000,000	975,938
USTN, 4.000%, 02/15/15[2](USD)	75,000	72,059
USTN, 5.750%, 08/15/10[2](USD)	1,525,000	1,636,516
Total U.S. Treasury Notes	3,460,445

Total U.S. Government and Agency Obligations (cost $5,926,129)		5,882,162

Other Investment Companies - 17.7%[1]	Shares
Bank of New York Institutional Cash Reserves Fund, 2.87%[3]	5,447,274	5,447,274
JPMorgan Prime Money Market Fund, Institutional Class Shares, 2.59%	1,163,797	1,163,797
Total Other Investment Companies (cost $6,611,071)		6,611,071

Total Investments - 113.2%
(cost $40,766,874)		42,334,235

Other Assets, less Liabilities - (13.2)%		(4,922,904)
Net Assets - 100.0%		$37,411,331

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2005, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Value	$117,760,964	$25,193,794	$(2,200,309)	$22,993,485
Capital Appreciation	104,178,630	9,923,685	(2,358,011)	7,565,674
Small Company	25,964,088	6,576,820	(801,596)	5,775,224
Special Equity	3,450,183,952	780,976,995	(129,371,916)	651,605,079
International Equity	211,102,146	38,516,886	(4,740,365)	33,776,521
Emerging Markets	57,569,943	15,521,148	(1,176,145)	14,345,003
Bond	340,846,845	6,330,089	(1,448,706)	4,881,383
Global Bond	40,766,874	1,883,153	(315,792)	1,567,361

* Non-income-producing security

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2005, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Emerging Markets	$ 3,525,359	5.2%
Bond	16,013,605	5.4%
Global Bond	3,102,880	8.3%

[1]Yield	shown for each investment company represents its March 31, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

2Some or all of these shares were out on loan to various brokers as of March 31, 2005, amounting to:

Fund	Market Value	% of Net Assets
Value	$15,978,916	12.8%
Capital Appreciation	16,251,446	16.6%
Small Company	4,635,894	17.1%
Special Equity	593,986,036	16.8%
International Equity	24,788,147	11.3%
Emerging Markets	5,379,294	7.9%
Bond	80,088,532	27.1%
Global Bond	5,519,685	14.8%

[3]	Collateral received from brokers for securities lending was invested in these short-term investments. Additional non-cash collateral is as follows:

Fund	Market Value Non-Cash	Total Collateral	% of Securities Loaned
Value	$ 178,368	$16,400,482	102.6%
Capital Appreciation	1,446,100	16,613,723	102.2%
Small Company	412,184	4,794,372	103.4%
Special Equity	37,442,379	613,918,803	103.4%
International Equity	—	25,912,521	104.5%
Emerging Markets	—	5,509,579	102.4%
Bond	43,614,314	82,129,637	102.6%
Global Bond	174,066	5,625,871	101.9%

4Zero coupon security.

Futures Contracts (International Equity):

When the Fund enters into a futures contract, it agrees to buy or sell the contract’s underlying instrument at a future date and agreed upon price. The Fund deposits either cash or securities in an amount equal to a certain percentage of the contract value, (initial margin) with the futures broker. Subsequent payments (variation margin) are made each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund had the following open futures contracts at March 31, 2005:

Type	Number of Contracts	Position	Expiration Month	Unrealized Gain/(Loss)
3-Month Eurodollar	22	Short	06/17/05	$(8,244)

Summary of Transactions with Affiliated Companies — Special Equity

As of March 31, 2005 Affiliate	Purchase Cost	Sales Cost	Dividend Income	Market Value
Duckwall-ALCO Stores, Inc.	—	-	-	$4,497,570
Intevac, Inc.	$2,443,507	-	-	11,312,228
Meristar Hospitality Corp.	—	-	-	35,172,200

Totals	$2,443,507	-	-	$ 50,981,998

Investments Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

FHLMC: Federal Home Loan Mortgage Corp.

FNMA: Federal National Mortgage Association

GMAC: General Motors Acceptance Corp.

GNMA: Government National Mortgage Association

USTN: United States Treasury Note

USTB: United States Treasury Bond

Registered shares: A security whose owner has been recorded with its issuer or issuer’s registrar.

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD: Australian Dollar

CAD: Canadian Dollar

DKK: Danish Krone

EUR: euro

GBP: British Pound

HUF: Hungarian Forint

BRL: Brazilian Real

SEK: Swedish Krona

SGD: Singapore Dollar

NZD: New Zealand Dollar

NOK: Norwegian Krone

ZAR: South African Rand

JPY: Japanese Yen

CHF: Swiss Franc

Item 2. Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By: /s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter M. Lebovitz
Peter M. Lebovitz, President

Date: May 31, 2005

By: /s/ Bruce Aronow
Bruce Aronow, Chief Financial Officer

Date: May 31, 2005